Share-based Compensation - Assumptions Used for Calculating Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 10.11		$ 0.42
Risk free rate of interest	3.14%
Risk free rate of interest, minimum			2.59%
Risk free rate of interest, maximum			2.95%
Dividend yield	0.00%	0.00%	0.00%
Life of option (years)	10 years		10 years
Volatility	46.00%
Volatility, minimum			46.00%
Volatility, maximum			49.00%